EQUITY INCENTIVE PLANS - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2025 Share $ / shares	Dec. 31, 2024 Share $ / shares
Equity Incentive Plans [Abstract]
Stock options outstanding, beginning balance | Share	8,707,334	6,714,334
Stock options outstanding, beginning balance, weighted average exercise price | $ / shares	$ 1.75	$ 1.59
Granted | Share	481,225	4,837,000
Granted, weighted average exercise price | $ / shares	$ 1.61	$ 1.7
Exercised | Share	(1,768,333)	(2,750,000)
Exercised, weighted average exercise price | $ / shares	$ 1.67	$ 1.26
Expired | Share	(810,000)	(56,666)
Expired, weighted average exercise price | $ / shares	$ 1.68	$ 2.12
Forfeited | Share	(25,262)	(37,334)
Forfeited, weighted average exercise price | $ / shares	$ 1.61	$ 2.05
Stock options outstanding, ending balance | Share	6,584,964	8,707,334
Stock options outstanding, ending balance, weighted average exercise price | $ / shares	$ 1.77	$ 1.75